Annual Total Returns- JPMorgan SmartRetirement 2035 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2035 Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.22%)	17.60%	21.64%	7.24%	(1.97%)	5.92%	19.71%	(9.34%)	21.72%	13.56%